Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost
Beginning balance	$ 7,481	$ 3,971
Acquisition through business combination (note 3)		2,991
Additions	575	399
Disposals	(168)	(116)
Foreign currency translation	(288)	236
Ending balance	7,600	7,481
Accumulated Depreciation
Beginning balance	3,680	2,731
Depreciation	1,517	1,057
Disposals	(138)	(110)
Foreign currency translation	(114)	2
Ending balance	4,945	3,680
Net Book Value
Property, plant and equipment (Note 9)	2,655	3,801	$ 1,240
Leasehold Improvements [Member]
Cost
Beginning balance	1,589	1,373
Acquisition through business combination (note 3)		184
Additions	27	19
Disposals	(14)
Foreign currency translation	(10)	13
Ending balance	1,592	1,589
Accumulated Depreciation
Beginning balance	627	461
Depreciation	179	166
Disposals	(14)
Foreign currency translation	(2)
Ending balance	790	627
Net Book Value
Property, plant and equipment (Note 9)	802	962	912
Computer Equipment and Software [Member]
Cost
Beginning balance	2,647	2,102
Acquisition through business combination (note 3)		354
Additions	182	173
Disposals	(10)	(6)
Foreign currency translation	(34)	24
Ending balance	2,785	2,647
Accumulated Depreciation
Beginning balance	2,237	1,882
Depreciation	281	361
Disposals	(9)	(5)
Foreign currency translation	(21)	(1)
Ending balance	2,488	2,237
Net Book Value
Property, plant and equipment (Note 9)	297	410	220
Furniture and Fixture [Member]
Cost
Beginning balance	577	496
Acquisition through business combination (note 3)		70
Additions	25	6
Disposals	(12)
Foreign currency translation	(4)	5
Ending balance	586	577
Accumulated Depreciation
Beginning balance	473	388
Depreciation	59	85
Disposals	(10)
Foreign currency translation	(4)
Ending balance	518	473
Net Book Value
Property, plant and equipment (Note 9)	68	104	$ 108
Machinery & Equipment [Member]
Cost
Beginning balance	2,088
Acquisition through business combination (note 3)		1,848
Additions	341	201
Disposals	(132)	(110)
Foreign currency translation	(189)	149
Ending balance	2,108	2,088
Accumulated Depreciation
Beginning balance	334
Depreciation	983	436
Disposals	(105)	(105)
Foreign currency translation	(84)	3
Ending balance	1,128	334
Net Book Value
Property, plant and equipment (Note 9)	980	1,754
Land and building [Member]
Cost
Beginning balance	580
Acquisition through business combination (note 3)		535
Foreign currency translation	(51)	45
Ending balance	529	580
Accumulated Depreciation
Beginning balance	9
Depreciation	15	9
Foreign currency translation	(3)
Ending balance	21	9
Net Book Value
Property, plant and equipment (Note 9)	$ 508	$ 571